Property, Equipment, Goodwill, Intangible Assets And Lease - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			R$ 553,452	R$ 504,915	R$ 504,915	R$ 483,207	R$ 123,270
Additions			79,127	39,974	88,949	53,517	20,627
Business combination (Note 5 ii))			83,925			9,799	357,515
Write-offs			(185)	(56)	(2,782)	(13,290)	(140)
Transfers			6,143
Amortization in the year	R$ (19,451)	R$ (9,361)	(52,928)	(23,992)	(37,630)	(28,318)	(18,065)
Ending balance	669,534	520,841	669,534	520,841	553,452	504,915	483,207
Intangible assets and goodwill	669,534	520,841	553,452	520,841	553,452	483,207	483,207
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			654,809	564,246	564,246	520,245
Ending balance	767,878	604,298	767,878	604,298	654,809	564,246	520,245
Intangible assets and goodwill	767,878	604,298	767,878	604,298	654,809	564,246	520,245
Accumulated depreciation / Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(101,357)	(59,331)	(59,331)	(37,038)
Ending balance	(98,344)	(83,457)	(98,344)	(83,457)	(101,357)	(59,331)	(37,038)
Intangible assets and goodwill	R$ (98,344)	R$ (83,457)	(98,344)	(83,457)	(101,357)	(59,331)	(37,038)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			66,310	38,771	38,771	25,700	16,871
Additions					51,348	27,828	12,243
Business combination (Note 5 ii))							4,404
Write-offs					(2,283)	(15)	(140)
Transfers							(799)
Amortization in the year					(21,526)	(14,742)	(6,879)
Ending balance					66,310	38,771	25,700
Intangible assets and goodwill			66,310	38,771	66,310	38,771	25,700
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			104,270	56,127	56,127	35,489
Ending balance					104,270	56,127	35,489
Intangible assets and goodwill			104,270	56,127	104,270	56,127	35,489
Software [member] | Accumulated depreciation / Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(37,960)	(17,356)	(17,356)	(9,789)
Ending balance					(37,960)	(17,356)	(9,789)
Intangible assets and goodwill			(37,960)	(17,356)	(37,960)	(17,356)	(9,789)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			382,500	382,500	382,500	372,701	90,999
Business combination (Note 5 ii))						9,799	281,702
Ending balance					382,500	382,500	372,701
Intangible assets and goodwill			382,500	382,500	382,500	382,500	372,701
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			382,500	382,500	382,500	372,701
Ending balance					382,500	382,500	372,701
Intangible assets and goodwill			382,500	382,500	382,500	382,500	372,701
Customer list [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			60,599	41,544	41,544	49,970	9,179
Additions					27,000		0
Business combination (Note 5 ii))							50,077
Amortization in the year					(7,945)	(8,426)	(9,286)
Ending balance					60,599	41,544	49,970
Intangible assets and goodwill			60,599	41,544	60,599	41,544	49,970
Customer list [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			105,977	72,072	72,072	72,072
Ending balance					105,977	72,072	72,072
Intangible assets and goodwill			105,977	72,072	105,977	72,072	72,072
Customer list [member] | Accumulated depreciation / Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(45,378)	(30,528)	(30,528)	(22,102)
Ending balance					(45,378)	(30,528)	(22,102)
Intangible assets and goodwill			(45,378)	(30,528)	(45,378)	(30,528)	(22,102)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			16,488	19,223	19,223	20,238	1,799
Additions						1,009	33
Business combination (Note 5 ii))							19,304
Write-offs					(33)
Amortization in the year					(2,702)	(2,024)	(898)
Ending balance					16,488	19,223	20,238
Intangible assets and goodwill			16,488	19,223	16,488	19,223	20,238
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			22,239	22,239	22,239	21,230
Ending balance					22,239	22,239	21,230
Intangible assets and goodwill			22,239	22,239	22,239	22,239	21,230
Trademarks [member] | Accumulated depreciation / Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(5,751)	(3,016)	(3,016)	(992)
Ending balance					(5,751)	(3,016)	(992)
Intangible assets and goodwill			(5,751)	(3,016)	(5,751)	(3,016)	(992)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			27,555	22,877	22,877	14,598	4,422
Additions					10,601	24,680	8,351
Business combination (Note 5 ii))							2,028
Write-offs					(466)	(13,275)
Transfers							799
Amortization in the year					(5,457)	(3,126)	(1,002)
Ending balance					27,555	22,877	14,598
Intangible assets and goodwill			27,555	22,877	27,555	22,877	14,598
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			39,823	31,308	31,308	18,753
Ending balance					39,823	31,308	18,753
Intangible assets and goodwill			39,823	31,308	39,823	31,308	18,753
Other intangible assets [member] | Accumulated depreciation / Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(12,268)	(8,431)	(8,431)	(4,155)
Ending balance					(12,268)	(8,431)	(4,155)
Intangible assets and goodwill			R$ (12,268)	R$ (8,431)	R$ (12,268)	R$ (8,431)	R$ (4,155)